Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Investment properties, net	$ 598	$ 637
Property and equipment, net	7,904	8,477
Intangible assets, net	31	38
Other assets, net	13	26
Other receivables and prepayments, net	24	24
Restricted bank deposit	125	0
Total non-current assets	8,695	9,202
Current assets
Inventories	19	15
Other current assets	1	0
Trade and other receivables and prepayments, net	145	183
Restricted cash and cash equivalents	912	16
Cash and cash equivalents	790	678
Total current assets	1,867	892
Total assets	10,562	10,094
EQUITY
Share capital	81	81
Reserves	(781)	807
Total (deficit)/equity	(700)	888
Non-current liabilities
Trade and other payables	128	112
Borrowings	8,218	7,946
Deferred income tax liabilities	45	54
Total non-current liabilities	8,391	8,112
Current liabilities
Trade and other payables	908	1,071
Current income tax liabilities	0	5
Current portion of non-current borrowings	1,963	18
Total current liabilities	2,871	1,094
Total liabilities	11,262	9,206
Total equity and liabilities	10,562	10,094
Net current liabilities	(1,004)	(202)
Total assets less current liabilities	$ 7,691	$ 9,000